Revolving Credit Facility and Term Loan (Details Narrative) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended	12 Months Ended
	May 07, 2020	Jun. 30, 2020	Apr. 28, 2020	Dec. 31, 2020	Sep. 30, 2020
Interest rate				0.11%	11.00%
Interest rate on term loan				0.05%
Funds received	$ 19,927
Outstanding borrowing amount				$ 11,828	$ 11,828
Total loan fee payment				352
Revolving Credit Facility [Member]
Revolving credit facility				2,412	1,592
Convertible Preferred Stock [Member]
Repayment of debt		$ 27,695
Subordinated Debt [Member]
Repayment of debt		$ 19,685
Seventh Amendment [Member]
Interest rate on term loan			0.05%
Restructuring fee			$ 3,478
Exit fee			$ 1,500
Amendment description			The Seventh Amendment extended the maturity of the Credit Agreement from June 30, 2021 to June 30, 2023, lowered cash interest approximately 500 basis points (5%) per annum, postponed quarterly principal payments to recommence beginning June 30, 2021, and reduced the amounts of quarterly principal payments from the current $500 per quarter to $446.
Ninth Amendment [Member]
Total loan fee payment				4,978	4,978
Subordinated debt				$ 5,100	$ 5,100
Term Loan Facility [Member]
Interest rate on term loan				0.11%	11.00%
Outstanding borrowing amount				$ 43,193	$ 42,646
Annual interest rate				0.05%	5.00%
2021				$ 889	$ 889
2022				1,778	1,778
2023				$ 40,526	$ 39,979